Retirement Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Components of Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for the plan consists of the following (in millions):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Service cost	$0.1	$0.1	$0.2	$0.2
Interest cost on benefit obligation	3.0	3.0	5.9	6.0
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)
Amortization of net actuarial loss	1.9	1.7	3.9	3.6

Net periodic benefit cost	$0.7	$1.0	$1.4	$2.2

Reconciliation of Balances of Pension Benefit Obligation and Fair Value of Plan Assets

A reconciliation of the beginning and ending balances of the pension benefit obligation and fair value of plan assets and the funded status of the plan is as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in pension benefit obligation:
Benefit obligation at beginning of year	$267.1	$220.0
Service cost	0.4	0.4
Interest cost	11.8	11.9
Net actuarial loss	20.9	41.7
Benefits paid	(8.2)	(6.9)

Benefit obligation at end of year	$292.0	$267.1

Change in plan assets:
Fair value of plan assets at beginning of year	$202.9	$199.7
Actual return on plan assets	25.5	2.9
Contributions by Gallagher	7.2	7.2
Benefits paid	(8.2)	(6.9)

Fair value of plan assets at end of year	$227.4	$202.9

Funded status of the plan (underfunded)	$(64.6)	$(64.2)

Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liabilities - accrued benefit liability	$(64.6)	$(64.2)
Accumulated other comprehensive loss - net actuarial loss	90.9	87.5

Net amount included in retained earnings	$26.3	$23.3

Components of Periodic Pension Benefit Cost and Other Changes in Plan Assets and Obligations Recognized in Other Comprehensive Earnings

The components of the net periodic pension benefit cost for the plan and other changes in plan assets and obligations recognized in other comprehensive earnings consist of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Net periodic pension cost (earnings):
Service cost	$0.4	$0.4	$0.4
Interest cost on benefit obligation	11.8	11.9	11.7
Expected return on plan assets	(15.2)	(14.9)	(13.4)
Amortization of net loss	7.2	1.6	1.6

Net periodic benefit cost (earnings)	4.2	(1.0)	0.3

Other changes in plan assets and obligations recognized in other comprehensive earnings:
Net loss incurred	10.6	53.8	0.6
Amortization of net loss	(7.2)	(1.6)	(1.6)

Total recognized in other comprehensive (earnings) loss	3.4	52.2	(1.0)

Total recognized in net periodic pension cost (earnings) and other comprehensive (earnings) loss	$7.6	$51.2	$(0.7)

Estimated amortization for the following year:
Amortization of net loss	$7.7	$2.3	$1.6

Weighted Average Assumptions of Pension Benefit Obligation and Net Periodic Pension Benefit Cost

The following weighted average assumptions were used at December 31 in determining the plan’s pension benefit obligation:

	December 31,
	2012	2011
Discount rate	4.00%	4.50%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%

The following weighted average assumptions were used at January 1 in determining the plan’s net periodic pension benefit cost:

	Year Ended December 31,
	2012	2011	2010
Discount rate	4.50%	5.50%	5.75%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%	7.50%

Schedule of Benefit Payments Expected to be Paid by Plan	The following benefit payments are expected to be paid by the plan (in millions):

2013	$8.8
2014	9.7
2015	10.5
2016	11.4
2017	12.2
Years 2018 to 2022	72.9

Summary of Plans Weighted Average Asset Allocations

The following is a summary of the plan’s weighted average asset allocations at December 31 by asset category:

	December 31,
Asset Category	2012	2011
Equity securities	66.0%	64.0%
Debt securities	27.0%	29.0%
Real estate	7.0%	7.0%

Total	100.0%	100.0%

Summary of Plan's Assets Carried at Fair Value

The following is a summary of the plan’s assets carried at fair value as of December 31 by level within the fair value hierarchy (in millions):

	December 31,
Fair Value Hierarchy	2012	2011
Level 1	$—	$—
Level 2	136.3	123.3
Level 3	91.1	79.6

Total fair value	$227.4	$202.9

Reconciliation of Beginning and Ending Balances for Level 3 Assets of Plan Measured at Fair Value

The following is a reconciliation of the beginning and ending balances for the Level 3 assets of the plan measured at fair value (in millions):

	Year Ended December 31,
	2012	2011
Fair value at January 1	$79.6	$80.6
Settlements	—	(0.8)
Unrealized gains (losses)	11.5	(0.2)

Fair value at December 31	$91.1	$79.6